Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2016-1

Class A-1 ..75000% Asset Backed Notes

Class A-2A 1.52% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.81% Asset Backed Notes

Class B 2.30% Asset Backed Notes

Class C 2.89% Asset Backed Notes

Class D 3.59% Asset Backed Notes

Class E 0.00% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2016-1, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and The Bank of New York Mellon, as the Trust Collateral Agent, dated as of January 13, 2014. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	10/01/2017
Monthly Period Ending:	10/31/2017
Prev. Distribution/Close Date:	10/10/2017
Distribution Date:	11/08/2017
Days of Interest for Period:	29
Days in Collection Period:	31
Months Seasoned:	22

Purchases	Units	Start Date	Closing Date	Original Pool Balance
Initial Purchase	63,019	01/14/2016	01/21/2016	$1,298,698,994

Total	63,019			$1,298,698,994

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$678,213,250

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	18,303,742
{3} Collections on Receivables paid off during period				{3}	8,545,214
{4} Receivables becoming Liquidated Receivables during period				{4}	5,048,920
{5} Receivables becoming Purchased Receivables during period				{5}	0
{6} Other Receivables adjustments				{6}	(16,338)
{7} Less amounts allocable to Interest				{7}	(6,533,718)

{8} Total Monthly Principal Amounts					{8}	25,347,820

{9} End of period Aggregate Principal Balance					{9}	$652,865,430

{10} Pool Factor					{10}	50.2707273%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11} Original Note Balance	{11}	$216,000,000	$240,000,000	$160,430,000	$257,600,000	$94,150,000

{12} Beginning of period Note Balance	{12}	$0	$0	$0	$250,910,776	$94,150,000

{13} Noteholders’ Principal Distributable Amount	{13}	0	0	0	21,609,017	0
{14} Noteholders’ Accelerated Principal Amount	{14}	0	0	0	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$0	$0	$0	$229,301,759	$94,150,000

{18} Note Pool Factors	{18}	0.0000000%	0.0000000%	0.0000000%	89.0146580%	100.0000000%

		Class C	Class D	Class E		TOTAL
		$116,880,000	$114,940,000	$27,270,000		$1,227,270,000
{19} Beginning of period Note Balance	{19}	$116,880,000	$114,940,000	$27,270,000		$604,150,776

{20} Noteholders’ Principal Distributable Amount	{20}	0	0	0		21,609,017
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0		0
{22} Aggregate Principal Parity Amount	{22}	0	0	0		0
{23} Matured Principal Shortfall	{23}					0

{24} End of period Note Balance	{24}	$116,880,000	$114,940,000	$27,270,000		$582,541,759

{25} Note Pool Factors	{25}	100.0000000%	100.0000000%	100.0000000%		47.4664710%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance							{26}		$652,865,430
{27} 14.75 % of Ending Aggregate Principal Balance							{27}	96,297,651
{28} Less Specified Reserve Balance							{28}	(25,973,980)
{29} Sum of {27} and {28}							{29}	70,323,671
{30} Required Pro Forma Note Balance {26} - {29}							{30}		582,541,759

{31} Beginning Note Balance							{31}	604,150,776
{32} Total Monthly Principal Amount							{32}	(25,347,820)
{33} Pro-Forma Note Balance ( Assuming 100% Pay-down)							{33}		578,802,956

{34} Excess of Required Pro-forma over Pro-forma Balance							{34}		3,738,803
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,493,495)							{35}		3,738,803
{36} Step-Down Amount Lesser of {34} or {35}							{36}			$3,738,803

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts								{37}	$25,347,820
{38} Step-down Amount								{38}	(3,738,803)
{39} Principal Distributable Amount								{39}		$21,609,017

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

	Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
{40}	Class A - 1	$0	0	0.7500000%	29	Actual days/360	$0
{41}	Class A - 2A	$0	0	1.5200000%	30	30/360	0
{42}	Class A - 2B	$0	0	1.9850000%	29	Actual days/360	0
{43}	Class A - 3	$250,910,776	0	1.8100000%	30	30/360	378,458
{44}	Class B	$94,150,000	0	2.3000000%	30	30/360	180,455
{45}	Class C	$116,880,000	0	2.8900000%	30	30/360	281,486
{46}	Class D	$114,940,000	0	3.5900000%	30	30/360	343,863
{47}	Class E	$27,270,000	0	0.0000000%	30	30/360	0

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{48} Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{48}	$26,710,033
{49} Liquidation Proceeds collected during period								{49}	2,180,229
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account								{50}	0
{51} Investment Earnings - Collection Account								{51}	13,397
{52} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal								{52}	17,381
{53} Collection of Supplemental Servicing - Extension Fees								{53}	138,923
{54} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced								{54}	233,777
{55} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance								{55}	219,803

{56} Total Available Funds								{56}		29,513,543

Distributions:
{57} Base Servicing Fee								{57}	1,271,650
{58} Repo and Recovery Fees - reimbursed to Servicer								{58}	233,777
{59} Bank Service Charges - reimbursed to Servicer								{59}	0
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer								{60}	219,803
{61} Trustee and Trust Collateral Agent Fees								{61}	417
{62} Asset Representations Reviewer Fee								{62}	0
{63} Owner Trustee Fee								{63}	208
{64} Class A-1 Noteholders’ Interest Distributable Amount pari passu								{64}	0
{65} Class A-2A Noteholders’ Interest Distributable Amount pari passu								{65}	0
{66} Class A-2B Noteholders’ Interest Distributable Amount pari passu								{66}	0
{67} Class A-3 Noteholders’ Interest Distributable Amount pari passu								{67}	378,458
{68} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{68}	0
{69} Class B Noteholders’ Interest Distributable Amount								{69}	180,455
{70} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{70}	0
{71} Class C Noteholders’ Interest Distributable Amount								{71}	281,486
{72} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{72}	0
{73} Class D Noteholders’ Interest Distributable Amount								{73}	343,863
{74} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{74}	0
{75} Class E Noteholders’ Interest Distributable Amount								{75}	0
{76} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{76}	0
{77} Noteholders’ Principal Distributable Amount								{77}	21,609,017
{78} To the Reserve Account, the Reserve Account Deposit								{78}	0
{79} To the Noteholders, the Accelerated Principal Amount (as calculated below)								{79}	0
{80} Add’l fees (Trustee, ARR, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)								{80}	0
{81} To the Certificateholders, the aggregate amount remaining								{81}	4,994,409
{82} Total Distributions								{82}		$29,513,543

VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

	Class	(X) Cumulative Note Balance	(Y) Pool Balance	(I) Excess of (X) - (Y)	(II) Available Funds in Waterfall	Lesser of (I) or (II)
{83}	Class A	$250,910,776	$652,865,430	$0	$27,409,230	$0
{84}	Class B	345,060,776	652,865,430	0	27,228,775	0
{85}	Class C	461,940,776	652,865,430	0	26,947,289	0
{86}	Class D	576,880,776	652,865,430	0	26,603,426	0
{87}	Class E	604,150,776	652,865,430	0	26,603,426	0
{88}	Total

VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
{89} Excess Available Funds							{89}	$4,994,409
{90} Pro-Forma Note Balance (Calculated after Step-Down)							{90}	582,541,759
{91} Required Pro Forma Note Balance							{91}	582,541,759
{92} Excess of Pro-Forma Balance over Required Pro-Forma Balance							{92}	0
{93} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance							{93}		$0

IX. RECONCILIATION OF RESERVE ACCOUNT:

									Current
{94} Specified Reserve Balance									$25,973,980

{95} Beginning of period Reserve Account balance							{95}		$25,973,980

{96} The Reserve Account Deposit, from Collection Account							{96}	0
{97} Investment Earnings							{97}	17,381
{98} Investment Earnings - transferred to Collection Account Available Funds							{98}	(17,381)
{99} Reserve Account Withdrawal Amount							{99}	0

{100} End of period Reserve Account balance							{100}		$25,973,980

X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{101} Aggregate Principal Balance							{101}	$652,865,430
{102} End of Period Note Balance							{102}	582,541,759
{103} Overcollateralization							{103}	70,323,671
{104} Overcollateralization %							{104}		10.77%

XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
{105} Original Number of Receivables							{105}	63,019
{106} Beginning of period number of Receivables							{106}	0	39,403
{107} Number of Receivables becoming Liquidated Receivables during period							{107}	6,237	344
{108} Number of Receivables becoming Purchased Receivables during period							{108}	2	0
{109} Number of Receivables paid off during period							{109}	18,447	726
{110} End of period number of Receivables							{110}	38,333	38,333

XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

							Original	Prev. Month	Current
{111} Weighted Average APR of the Receivables						{111}	12.15%	11.95%	11.95%
{112} Weighted Average Remaining Term of the Receivables						{112}	66.00	48.01	47.15
{113} Weighted Average Original Term of Receivables						{113}	71.00	71.00	71.00
{114} Average Receivable Balance						{114}	$20,608	$17,212	$17,031
{115} Net Losses in Period						{115}	$0	$3,090,289	$2,868,691
{116} Aggregate Realized Losses						{116}	$0	$58,681,706	$61,550,397
{117} Aggregate Realized Loss Percentage						{117}		4.518%	4.739%
{118} ABS Prepay Speed						{118}		1.3593	1.3816

XIII. DELINQUENCY:

	Receivables with Scheduled Payment delinquent						Units	Dollars	Percentage
{119} 31-60 days						{119}	3,432	$59,411,199	8.76%
{120} 61-90 days						{120}	772	11,799,304	1.74%
{121} 91-120 days						{121}	222	2,613,755	0.39%
{122} Total						{122}	4,426	$73,824,258	10.89%

XIV. ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

								Dollars	Percentage
{123} Receivables with Scheduled Payment delinquent 61 days or more							{123}	$14,413,059	2.13%

{124} Compliance (Trigger Violation is a Delinquency Rate Greater Than 6.90% )							{124}		Yes

XV. EXTENSIONS

{125} Principal Balance of Receivables extended during current period						{125}		$25,943,277
{126} Beginning of Period Aggregate Principal Balance						{126}		678,213,250
{127} Extension Rate {125} divided by {126}						{127}			3.83%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting - Treasury
Date:	November 3, 2017

3